Revenue - Summary of Accounts Receivable, Contract Assets and Deferred Revenue (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Trade accounts receivable (Opening)	$ 8.7	$ 11.4
(Benefit) provision for doubtful accounts	0.3	0.7
Other	1.3
Uncollectible accounts written-off	(3.3)	(3.4)
Trade accounts receivable (Closing)	$ 7.0	$ 8.7